Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible assets, gross		$ 150,241	$ 150,241
Less: accumulated amortization	$ (28,602)	(23,445)	(13,129)
Intangible assets, net	$ 121,639	126,797	137,112
Trademarks [Member]
Intangible assets, gross		17,580	17,580
Patents [Member]
Intangible assets, gross		$ 132,661	$ 132,661